Key Management Personnel	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Key Management Personnel
33.	KEY MANAGEMENT PERSONNEL
The Company’s key management personnel, and persons connected with them, are also considered to be related parties for disclosure purposes. Key management personnel are defined as those individuals having authority and responsibility for planning, directing and controlling the activities of the Company and include the executive leadership team (ELT) and the Board of Directors.
Remuneration of the Company’s Board of Directors and ELT for the respective periods is as follows:

	March 31, 2022	March 31, 2021	March 31, 2020
Salaries and benefits	$5.2	$3.9	$3.1
Director fees	0.6	0.3	0.3
Share-based compensation (Note 34)	5.7	14.1	—

	$11.5	$18.3	$3.4